PREPAID EXPENSES (Tables)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025
Prepayments and accrued income including contract assets [abstract]
Schedule of prepaid expenses

	12.31.2025	12.31.2024
Incremental costs in obtaining contracts with customers (1)	3,356,376	2,842,824
Network maintenance and use of third-party software.	893,514	610,902
Advertising and publicity	176,989	203,884
Personal	157,750	112,421
Financial charges	177,199	122,325
Rental, insurance and other	148,677	61,799
Total	4,910,505	3,954,155

Current	2,414,780	1,868,954
Non-current	2,495,725	2,085,201

(1)The incremental costs in obtaining contracts with customers are substantially represented by sales commissions paid to partners for securing customer contracts, according to IFRS 15 and deferred to profit or loss in accordance with the contract term and/or economic benefit to be generated, usually from 2 to 6 years.

Schedule of movement of incremental costs in obtaining contracts with customers
Below, we present the movement of incremental costs in obtaining contracts with customers:

Balance on December 31, 2023	1,986,764
Additions	1,812,437
Write-offs (amortizations)	(956,377)
Balance on December 31, 2024	2,842,824
Additions	1,787,044
Write-offs (amortizations)	(1,273,492)
Balance on December 31, 2025	3,356,376